Distribution Date:	12/12/24	COMM 2014-UBS3 Mortgage Trust
Determination Date:	12/06/24
Next Distribution Date:	01/10/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS3

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Lainie Kaye	cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	21	Trustee	U.S. Bank Trust Company, National Association

Modified Loan Detail	22		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
		Controlling Class	LNR CCR Advisor LLC
Historical Bond / Collateral Loss Reconciliation Detail	24-26	Representative
Interest Shortfall Detail - Collateral Level	27		-

Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591YAY1	1.402000%	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591YAZ8	2.844000%	116,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591YBA2	3.367000%	54,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591YBB0	3.546000%	240,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591YBC8	3.819000%	292,133,000.00	7,458,353.98	7,458,353.98	23,736.21	0.00	0.00	7,482,090.19	0.00	0.00%	30.00%
A-M	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	4,369,498.46	119,159.74	0.00	0.00	4,488,658.20	31,271,501.54	89.24%	26.63%
B	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00	58.81%	18.25%
C	12591YBH7	4.392208%	42,240,000.00	42,240,000.00	0.00	120,947.90	0.00	0.00	120,947.90	42,240,000.00	44.28%	14.25%
D	12591YAG0	4.422208%	63,361,000.00	63,361,000.00	0.00	0.00	0.00	0.00	0.00	63,361,000.00	22.48%	8.25%
E	12591YAJ4	3.525000%	9,240,000.00	9,240,000.00	0.00	0.00	0.00	0.00	0.00	9,240,000.00	19.30%	7.38%
F*	12591YAL9	3.525000%	17,160,000.00	17,160,000.00	0.00	0.00	0.00	0.00	0.00	17,160,000.00	13.39%	5.75%
G	12591YAN5	3.525000%	21,120,000.00	21,120,000.00	0.00	0.00	0.00	0.00	0.00	21,120,000.00	6.13%	3.75%
H	12591YAQ8	3.525000%	39,601,292.00	17,808,492.52	0.00	0.00	0.00	0.00	0.00	17,808,492.52	0.00%	0.00%
V	12591YAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591YAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591YAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,056,012,294.01	302,469,846.50	11,827,852.44	581,715.54	0.00	0.00	12,409,567.98	290,641,994.06

X-A	12591YBE4	0.443607%	774,849,000.00	43,099,353.98	0.00	15,932.65	0.00	0.00	15,932.65	31,271,501.54
X-B	12591YAA3	0.083606%	130,681,000.00	130,681,000.00	0.00	9,104.75	0.00	0.00	9,104.75	130,681,000.00
X-C	12591YAC9	0.897208%	26,400,000.00	26,400,000.00	0.00	19,738.59	0.00	0.00	19,738.59	26,400,000.00
X-D	12591YAE5	0.897208%	60,721,292.00	38,928,492.52	0.00	29,105.81	0.00	0.00	29,105.81	38,928,492.52
Notional SubTotal			992,651,292.00	239,108,846.50	0.00	73,881.80	0.00	0.00	73,881.80	227,280,994.06

Deal Distribution Total					11,827,852.44	655,597.34	0.00	0.00	12,483,449.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591YAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591YAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591YBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591YBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591YBC8	25.53067945	25.53067945	0.08125138	0.00000000	0.00000000	0.00000000	0.00000000	25.61193083	0.00000000
A-M	12591YBD6	1,000.00000000	122.59752701	3.34333324	0.00000000	0.00000000	0.00000000	0.00000000	125.94086025	877.40247299
B	12591YBF1	1,000.00000000	0.00000000	3.59416662	0.00000000	0.00000000	0.00000000	0.00000000	3.59416662	1,000.00000000
C	12591YBH7	1,000.00000000	0.00000000	2.86334991	0.79682386	2.05744839	0.00000000	0.00000000	2.86334991	1,000.00000000
D	12591YAG0	1,000.00000000	0.00000000	0.00000000	3.68517369	21.54134247	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12591YAJ4	1,000.00000000	0.00000000	0.00000000	2.93750000	27.99479762	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12591YAL9	1,000.00000000	0.00000000	0.00000000	2.93750000	44.06250000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591YAN5	1,000.00000000	0.00000000	0.00000000	2.93750000	77.17821259	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12591YAQ8	449.69473521	0.00000000	0.00000000	1.32097837	65.21138174	0.00000000	0.00000000	0.00000000	449.69473521
V	12591YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591YAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591YAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591YBE4	55.62290715	0.00000000	0.02056226	0.00000000	0.00000000	0.00000000	0.00000000	0.02056226	40.35818790
X-B	12591YAA3	1,000.00000000	0.00000000	0.06967157	0.00000000	0.00000000	0.00000000	0.00000000	0.06967157	1,000.00000000
X-C	12591YAC9	1,000.00000000	0.00000000	0.74767386	0.00000000	0.00000000	0.00000000	0.00000000	0.74767386	1,000.00000000
X-D	12591YAE5	641.10118935	0.00000000	0.47933450	0.00000000	0.00000000	0.00000000	0.00000000	0.47933450	641.10118935

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/24 - 11/30/24	30	0.00	23,736.21	0.00	23,736.21	0.00	0.00	0.00	23,736.21	0.00
A-M	11/01/24 - 11/30/24	30	0.00	119,159.74	0.00	119,159.74	0.00	0.00	0.00	119,159.74	0.00
B	11/01/24 - 11/30/24	30	0.00	317,871.69	0.00	317,871.69	0.00	0.00	0.00	317,871.69	0.00
C	11/01/24 - 11/30/24	30	53,248.78	154,605.74	0.00	154,605.74	33,657.84	0.00	0.00	120,947.90	86,906.62
D	11/01/24 - 11/30/24	30	1,131,384.71	233,496.29	0.00	233,496.29	233,496.29	0.00	0.00	0.00	1,364,881.00
E	11/01/24 - 11/30/24	30	231,529.43	27,142.50	0.00	27,142.50	27,142.50	0.00	0.00	0.00	258,671.93
F	11/01/24 - 11/30/24	30	705,705.00	50,407.50	0.00	50,407.50	50,407.50	0.00	0.00	0.00	756,112.50
G	11/01/24 - 11/30/24	30	1,567,963.85	62,040.00	0.00	62,040.00	62,040.00	0.00	0.00	0.00	1,630,003.85
H	11/01/24 - 11/30/24	30	2,530,142.52	52,312.45	0.00	52,312.45	52,312.45	0.00	0.00	0.00	2,582,454.97
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	11/01/24 - 11/30/24	30	0.00	15,932.65	0.00	15,932.65	0.00	0.00	0.00	15,932.65	0.00
X-B	11/01/24 - 11/30/24	30	0.00	9,104.75	0.00	9,104.75	0.00	0.00	0.00	9,104.75	0.00
X-C	11/01/24 - 11/30/24	30	0.00	19,738.59	0.00	19,738.59	0.00	0.00	0.00	19,738.59	0.00
X-D	11/01/24 - 11/30/24	30	0.00	29,105.81	0.00	29,105.81	0.00	0.00	0.00	29,105.81	0.00
Totals			6,219,974.29	1,114,653.92	0.00	1,114,653.92	459,056.58	0.00	0.00	655,597.34	6,679,030.87

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	4,369,498.46	119,159.74	0.00	0.00	4,488,658.20	31,271,501.54
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591YBH7	4.392208%	42,240,000.00	42,240,000.00	0.00	120,947.90	0.00	0.00	120,947.90	42,240,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			166,322,000.03	166,322,000.00	4,369,498.46	557,979.33	0.00	0.00	4,927,477.79	161,952,501.54

Exchangeable Certificate Details
PEZ	12591YBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	12,483,449.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,174,810.16	Master Servicing Fee	1,356.57
Interest Reductions due to Nonrecoverability Determination	(465,263.39)	Certificate Administrator Fee	986.81
Interest Adjustments	(50,586.66)	Trustee Fee	97.04
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	126.03
ARD Interest	0.00	Operating Advisor Fee	775.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,342.34
Total Interest Collected	658,960.11

Principal		Expenses/Reimbursements
Scheduled Principal	155,806.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.43
Curtailments	11,672,045.79	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,827,852.44	Total Expenses/Reimbursements	20.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	655,597.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,827,852.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	12,483,449.78
Total Funds Collected	12,486,812.55	Total Funds Distributed	12,486,812.55

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	302,469,846.50	302,469,846.50	Beginning Certificate Balance	302,469,846.50
(-) Scheduled Principal Collections	155,806.65	155,806.65	(-) Principal Distributions	11,827,852.44
(-) Unscheduled Principal Collections	11,672,045.79	11,672,045.79	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	290,641,994.06	290,641,994.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	304,931,042.99	304,931,042.99	Ending Certificate Balance	290,641,994.06
Ending Actual Collateral Balance	293,104,338.57	293,104,338.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	6,245,209.15	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	6,245,209.15	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	1	3,093,091.67	1.06%	(8)	5.1650	1.452200	1.249 or less	2	131,333,295.87	45.19%	(6)	4.6272	0.413380
7,500,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.30 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	1	45,127,260.45	15.53%	(7)	4.6600	(0.944300)	1.40 to 1.49	1	3,093,091.67	1.06%	(8)	5.1650	1.452200
50,000,000 to 74,999,999	1	69,904,676.50	24.05%	(7)	4.7500	3.756700	1.50 to 1.749	0	0.00	0.00%	0	0.0000	0.000000
75,000,000 or greater	2	172,516,965.44	59.36%	(7)	4.6183	1.593285	1.75 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	290,641,994.06	100.00%	(7)	4.6623	1.718120	2.00 or greater	2	156,215,606.52	53.75%	(8)	4.6818	2.820303
							Totals	5	290,641,994.06	100.00%	(7)	4.6623	1.718120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	8,389,786.77	2.89%	(8)	4.6266	2.061900
							Office	18	290,641,994.05	100.00%	(7)	4.6623	1.718120
California	1	86,206,035.42	29.66%	(6)	4.6100	1.124100
							Totals	18	290,641,994.06	100.00%	(7)	4.6623	1.718120
Colorado	3	9,716,172.19	3.34%	(8)	4.6266	2.061900
Florida	1	7,351,051.27	2.53%	(8)	4.6266	2.061900
Michigan	2	72,173,913.96	24.83%	(7)	4.7461	3.703413
Missouri	1	7,398,992.88	2.55%	(8)	4.6266	2.061900
Nebraska	2	8,501,650.69	2.93%	(8)	4.6266	2.061900
New York	1	9,188,813.97	3.16%	(8)	4.6266	2.061900
Ohio	2	49,298,182.92	16.96%	(7)	4.6572	(0.689957)
Oklahoma	1	7,430,954.04	2.56%	(8)	4.6266	2.061900
Tennessee	1	10,243,530.16	3.52%	(8)	4.6266	2.061900
Virginia	1	11,649,818.12	4.01%	(8)	4.6266	2.061900
Wisconsin	1	3,093,091.67	1.06%	(8)	5.1650	1.452200
Totals	18	290,641,994.06	100.00%	(7)	4.6623	1.718120

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.7499% or less	3	217,644,225.89	74.88%	(7)	4.6270	1.067132	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	1	69,904,676.50	24.05%	(7)	4.7500	3.756700	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	3,093,091.67	1.06%	(8)	5.1650	1.452200	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	290,641,994.06	100.00%	(7)	4.6623	1.718120	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	5	290,641,994.06	100.00%	(7)	4.6623	1.718120
								Totals	5	290,641,994.06	100.00%	(7)	4.6623	1.718120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	290,641,994.06	100.00%	(7)	4.6623	1.718120	Interest Only	1	86,310,930.02	29.70%	(8)	4.6266	2.061900
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	4	204,331,064.04	70.30%	(7)	4.6773	1.572904
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	290,641,994.06	100.00%	(7)	4.6623	1.718120	Totals	5	290,641,994.06	100.00%	(7)	4.6623	1.718120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	201,342,866.97	69.28%	(7)	4.6769	1.976538			No outstanding loans in this group
	13 months to 24 months	2	89,299,127.09	30.72%	(6)	4.6292	1.135465
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	290,641,994.06	100.00%	(7)	4.6623	1.718120
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	301981002	OF	Various	Various	Actual/360	4.627%	327,186.70	11,672,045.79	0.00	04/06/24	04/06/29	--	97,982,975.81	86,310,930.02	12/06/24
3	301981003	OF	Los Angeles	CA	Actual/360	4.610%	331,773.41	155,806.65	0.00	N/A	06/06/24	--	86,361,842.07	86,206,035.42	10/06/24
4	301981004	OF	Southfield	MI	Actual/360	4.750%	0.00	0.00	0.00	N/A	05/06/24	--	69,904,676.50	69,904,676.50	10/06/24
6	301981006	OF	Cleveland	OH	Actual/360	4.660%	0.00	0.00	0.00	N/A	05/06/24	--	45,127,260.45	45,127,260.45	03/06/22
45	301981045	OF	Brookfield	WI	Actual/360	5.165%	0.00	0.00	0.00	N/A	04/06/24	--	3,093,091.67	3,093,091.67	09/06/23
Totals							658,960.11	11,827,852.44	0.00				302,469,846.50	290,641,994.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	37,194,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,603,033.66	01/01/23	09/30/23	--	0.00	0.00	486,356.60	974,151.94	0.00	0.00
4	19,790,165.43	19,955,988.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,261,741.00	(428,926.00)	01/01/24	03/31/24	05/08/24	39,056,153.54	2,963,631.59	0.00	0.00	0.00	0.00
45	402,717.00	0.00	--	--	08/07/24	988,698.73	28,525.01	(43.82)	18,538.98	0.00	0.00
Totals	59,648,932.43	25,130,095.66				40,044,852.27	2,992,156.60	486,312.78	992,690.92	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	301981002	11,672,045.79	Partial Liquidation (Curtailment)	0.00	0.00
Totals		11,672,045.79		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	48,220,352.12	0	0.00	1	11,672,045.79	0	0.00	4.662272%	4.373365%	(7)
11/13/24	0	0.00	1	97,982,975.81	0	0.00	0	0.00	2	48,220,352.12	0	0.00	1	130,872.72	0	0.00	4.660869%	4.372903%	(6)
10/11/24	1	98,113,848.53	0	0.00	0	0.00	0	0.00	2	48,220,352.12	0	0.00	0	0.00	0	0.00	4.660830%	4.372884%	(5)
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	48,220,352.12	0	0.00	1	484,544.03	0	0.00	4.660804%	4.372869%	(4)
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	48,220,352.12	0	0.00	1	557,796.64	1	10,976,134.74	4.660763%	4.372844%	(3)
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	48,220,352.12	0	0.00	1	843,810.80	0	0.00	4.633309%	4.414153%	(2)
06/12/24	1	100,000,000.00	0	0.00	0	0.00	0	0.00	2	48,230,105.63	0	0.00	0	0.00	0	0.00	4.633351%	4.414036%	(1)
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	1	45,127,260.45	0	0.00	0	0.00	1	9,925,686.40	4.638027%	4.427665%	0
04/12/24	0	0.00	0	0.00	1	45,127,260.45	0	0.00	1	45,127,260.45	0	0.00	0	0.00	2	27,465,963.60	4.703565%	4.580010%	1
03/12/24	0	0.00	0	0.00	2	48,347,806.94	0	0.00	1	45,216,839.39	0	0.00	0	0.00	5	63,580,672.51	4.713425%	4.595514%	2
02/12/24	0	0.00	0	0.00	2	48,458,753.13	0	0.00	1	45,317,745.68	0	0.00	0	0.00	0	0.00	4.770002%	4.691207%	3
01/12/24	0	0.00	0	0.00	2	48,556,668.89	0	0.00	1	45,406,563.30	0	0.00	0	0.00	1	2,855,853.86	4.794463%	4.720872%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	301981003	10/06/24	1	5	486,356.60	974,151.94	3,439.00	86,506,017.27	04/17/24	2
4	301981004	10/06/24	1	5	0.00	0.00	2,168.00	69,764,064.64	02/13/24	1
6	301981006	03/06/22	32	5	0.00	0.00	12,442.60	47,336,325.76	06/28/21	7			01/04/23
45	301981045	09/06/23	14	5	(43.82)	18,538.98	54,161.68	3,187,000.88	12/29/22	7			05/14/24
Totals					486,312.78	992,690.92	72,211.28	206,793,408.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		204,331,064	0	156,110,712		48,220,352
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		86,310,930	86,310,930	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	290,641,994	86,310,930	156,110,712	0	0	48,220,352
Nov-24	302,469,847	0	69,904,677	184,344,818	48,220,352	0
Oct-24	302,744,894	0	98,113,849	0	156,410,694	48,220,352
Sep-24	302,899,553	98,113,849	0	0	156,565,352	48,220,352
Aug-24	303,657,944	98,598,393	0	0	156,839,199	48,220,352
Jul-24	420,484,604	204,156,189	0	0	168,108,063	48,220,352
Jun-24	421,651,555	0	100,000,000	0	273,421,450	48,230,106
May-24	427,496,348	192,785,567	0	0	189,583,520	45,127,260
Apr-24	572,152,634	523,903,589	0	0	3,121,784	45,127,260
Mar-24	605,068,819	556,721,012	0	0	3,130,968	45,216,839
Feb-24	704,392,564	655,933,811	0	0	3,141,007	45,317,746
Jan-24	769,809,037	721,252,368	0	0	3,150,106	45,406,563
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	301981002	86,310,930.02	86,310,930.02	540,100,000.00	03/01/14	37,194,309.00	2.06190	12/31/23	04/06/29	I/O
3	301981003	86,206,035.42	86,506,017.27	150,500,000.00	03/12/14	4,933,171.16	1.12410	09/30/23	06/06/24	233
4	301981004	69,904,676.50	69,764,064.64	216,900,000.00	05/22/24	18,813,213.00	3.75670	09/30/24	05/06/24	233
6	301981006	45,127,260.45	47,336,325.76	15,000,000.00	04/30/24	(767,804.00)	(0.94430)	03/31/24	05/06/24	233
45	301981045	3,093,091.67	3,187,000.88	3,100,000.00	06/11/24	402,717.00	1.45220	12/31/22	04/06/24	231
Totals		290,641,994.06	293,104,338.57	925,600,000.00		60,575,606.16

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	301981002	OF	Various	09/01/23	13

The loan transferred to Special Servicing effective 9/1/2023 for non monetary default. The portfolio consists of 14 NNN office properties across the United States with a concentration in Colorado. The portfolio totals 3,397,782 SF. Portfolio occupancy as of YE 2023 is 94.34%. Lender has approved a partial release of the Tulsa property, which occurred on 11/5/24. The loan is one of four pari passu loans. The special servicer is working to board the partial release and expects

	the Loan will return back to the master servicer as a corrected loan in 1Q 2025.

3	301981003	OF	CA	04/17/24	2

The Loan was transferred to the Special Servicer on 4/17/2024 due to imminent default as the Borrower notified the Lender they would not be able to pay the Loan off at the upcoming Loan Maturity on 6/6/24. The collateral consists of a 32-story,

688K SF office building known as Equitable Plaza. The Property was built/reno in 1970/1993 and consists of 638K SF office (93%), 35K SF retail (5%), & 15K SF storage (2%).The Property is located in Los Angeles, CA, in the Mid-

Wilshire/Koreatown area of LA. Top tenants include Commonwealth Business Bank (5% NRA; 11/24 LXP), Ethos Society (3% NRA; 4/28 LXP), and National Immigration Law Center (2% NRA; 3/26 LXP). As of YE2023, the annualized

NOI/DSCR/Occ. at the Property was $7.5MM/1.28x/57%. The Property is 57% leased as of 9/30/24. The Borrower is seeking an extension of the maturity date, discussions between Lender and Borrower are on-going. The Lender will

	continue discussions with the Borrower and dual track foreclosure/receivership proceedings until a resolution is reached.

4	301981004	OF	MI	02/13/24	1

Loan transferred for Imminent default on 2/14/24 after Borrower indicated that they would be unable to refinance at maturity (5/6/24). The loan is secured by a 5-building office complex totaling 2.15MM sf in Southfield, MI. The property is 75%

occupied and had a Borrower reported YTD NOI of $15.96MM as of 10/31/24. Borrower has been unsuccessful in its attempts to secure take out financing and has notified the Lender that it will be unable to pay off the loan prior to the 5/6/24 maturity date. Cash Management is in-place. Borrower has engaged Ironhound as the workout advisor. A modification is being documented and anticipated to close prior to year end. Lender will continue dual tracking foreclosure while

	documenting the agreement.

6	301981006	OF	OH	06/28/21	7

REO Title Date:1/4/2023: The collateral is a 21-story Class B office building built in 1972 and renovated in 2006 and 2013, located in Cleveland, OH CBD. The building is situated on a 1.09 acre site and includes an attached 7-story garage with

420 spaces. As of 11/27/24, the building is approx. 61% occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: Replacing fire panels throughout building. Pending evaluation. Leasing: Leasing Agent in

	discussions with several existing tenants about renewals. Marketing: The Property is not being marketed for sale.

45	301981045	OF	WI	12/29/22	7

REO Title Date: 5/14/2024. DESCRIPTION OF COLLATERAL: The property is a three-story, 85,000 SF suburban office building located at 235 North Executive Drive, Brookfield, WI. The improvements were constructed in 1980 and are situated on a 6.5-acre site. The building is part of the larger Executive Drive Office Park. Property has 440 parking spaces (5.14/1,000 SF). The property is currently 17.65% occupied. CROOSED WITH OR IS A COMPANION LOAN: N/A. DEFERRED

	MAINTENANCE/REPAIR ISSUES: Property manager is reviewing status of the property. LEASING SUMMARY: There have been no new leases to date. MARKETING SUMMARY: Asset is listed for sale with Transwestern.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	301981021	11,884,722.46	4.88000%	11,884,722.46	4.88000%	10	08/04/20	05/05/20	09/08/20
25	301981025	8,888,964.18	4.67000%	8,888,964.18	4.67000%	10	05/18/20	06/06/20	06/08/20
28	301981028	0.00	4.99000%	0.00	4.99000%	9	12/30/21	04/01/20	--
35	301981035	0.00	5.43000%	0.00	5.43000%	8	07/19/18	07/27/18	--
48	301981048	0.00	5.20000%	0.00	5.20000%	8	12/12/22	12/12/22	--
Totals		20,773,686.64		20,773,686.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	301981019	10/11/19	13,236,874.13	20,010,000.00	11,497,370.71	11,306,599.88	11,497,370.71	190,770.83	13,046,103.30	0.00	(214,443.05)	13,260,546.35	92.94%
21	301981021	08/12/24	10,996,115.59	16,800,000.00	11,494,150.09	392,706.14	11,494,150.09	11,101,443.95	0.00	0.00	0.00	0.00	0.00%
28	301981028	06/12/24	5,545,234.48	10,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
35	301981035	05/10/24	4,115,639.69	5,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
39	301981039	08/12/19	4,616,683.89	5,300,000.00	3,157,411.28	869,232.31	3,026,375.42	2,157,143.11	2,459,540.78	0.00	175,264.67	2,284,276.11	45.73%
48	301981048	02/10/23	3,028,312.46	3,460,000.00	3,179,491.30	151,178.84	3,179,491.30	3,028,312.46	0.00	0.00	(2,768.24)	2,768.24	0.07%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,538,860.24	61,570,000.00	29,328,423.38	12,719,717.17	29,197,387.52	16,477,670.35	15,505,644.08	0.00	(41,946.62)	15,547,590.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	301981019	08/12/24	0.00	0.00	13,260,546.35	0.00	0.00	2,242.68	0.00	0.00	13,260,546.71
		07/12/24	0.00	0.00	13,258,303.67	0.00	0.00	160.50	0.00	0.00
		05/10/24	0.00	0.00	13,258,143.17	0.00	0.00	3,049.50	0.00	0.00
		03/12/24	0.00	0.00	13,255,093.67	0.00	0.00	909.50	0.00	0.00
		12/12/23	0.00	0.00	13,254,184.17	0.00	0.00	2,094.87	0.00	0.00
		10/13/23	0.00	0.00	13,252,089.30	0.00	0.00	1,477.25	0.00	0.00
		08/11/23	0.00	0.00	13,250,612.05	0.00	0.00	1,435.25	0.00	0.00
		07/12/23	0.00	0.00	13,249,176.80	0.00	0.00	27,672.87	0.00	0.00
		05/12/23	0.00	0.00	13,221,503.93	0.00	0.00	3,958.25	0.00	0.00
		04/12/23	0.00	0.00	13,217,545.68	0.00	0.00	12,359.86	0.00	0.00
		01/12/23	0.00	0.00	13,205,185.82	0.00	0.00	4,027.37	0.00	0.00
		12/12/22	0.00	0.00	13,201,158.45	0.00	0.00	5,044.49	0.00	0.00
		10/13/22	0.00	0.00	13,196,113.96	0.00	0.00	1,708.40	0.00	0.00
		08/12/22	0.00	0.00	13,194,405.56	0.00	0.00	7,424.01	0.00	0.00
		06/10/22	0.00	0.00	13,186,981.55	0.00	0.00	13,831.99	0.00	0.00
		05/12/22	0.00	0.00	13,173,149.56	0.00	0.00	10,686.62	0.00	0.00
		04/12/22	0.00	0.00	13,162,462.94	0.00	0.00	752.00	0.00	0.00
		01/12/22	0.00	0.00	13,161,710.94	0.00	0.00	8,256.37	0.00	0.00
		12/10/21	0.00	0.00	13,153,454.57	0.00	0.00	3,253.12	0.00	0.00
		10/13/21	0.00	0.00	13,150,201.81	0.00	0.00	14,604.22	0.00	0.00
		08/12/21	0.00	0.00	13,135,597.59	0.00	0.00	2,353.50	0.00	0.00
		07/12/21	0.00	0.00	13,133,244.09	0.00	0.00	6,121.86	0.00	0.00
		06/11/21	0.00	0.00	13,127,122.23	0.00	0.00	22,309.87	0.00	0.00
		03/12/21	0.00	0.00	13,104,812.36	0.00	0.00	967.00	0.00	0.00
		01/12/21	0.00	0.00	13,103,845.36	0.00	0.00	6,196.50	0.00	0.00
		12/11/20	0.00	0.00	13,097,648.86	0.00	0.00	1,350.00	0.00	0.00
		09/14/20	0.00	0.00	13,096,298.86	0.00	0.00	13,797.75	0.00	0.00
		07/10/20	0.00	0.00	13,082,501.11	0.00	0.00	517.50	0.00	0.00
		06/12/20	0.00	0.00	13,081,983.61	0.00	0.00	1,142.50	0.00	0.00
		05/12/20	0.00	0.00	13,080,841.11	0.00	0.00	23,366.32	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	301981019	01/10/20	0.00	0.00	13,057,474.79	0.00	0.00	4,426.87	0.00	0.00
		12/12/19	0.00	0.00	13,053,047.92	0.00	0.00	6,944.62	0.00	0.00
		10/11/19	0.00	0.00	13,046,103.30	0.00	0.00	13,046,103.30	0.00	0.00
21	301981021	08/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	301981028	06/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	301981035	05/28/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	301981039	08/12/24	0.00	0.00	2,284,276.11	0.00	0.00	(354.82)	0.00	0.00	2,284,276.11
		10/13/23	0.00	0.00	2,284,630.93	0.00	0.00	244.40	0.00	0.00
		09/12/23	0.00	0.00	2,284,386.53	0.00	0.00	(13,806.68)	0.00	0.00
		11/15/21	0.00	0.00	2,298,193.21	0.00	0.00	8,198.50	0.00	0.00
		10/13/21	0.00	0.00	2,289,994.71	0.00	0.00	(221,281.09)	0.00	0.00
		09/13/21	0.00	0.00	2,511,275.80	0.00	0.00	7,639.00	0.00	0.00
		08/12/21	0.00	0.00	2,503,636.80	0.00	0.00	8,568.00	0.00	0.00
		07/12/21	0.00	0.00	2,495,068.80	0.00	0.00	2,931.00	0.00	0.00
		06/11/21	0.00	0.00	2,492,137.80	0.00	0.00	2,943.48	0.00	0.00
		05/12/21	0.00	0.00	2,489,194.32	0.00	0.00	10,948.00	0.00	0.00
		03/12/21	0.00	0.00	2,478,246.32	0.00	0.00	188.00	0.00	0.00
		01/12/21	0.00	0.00	2,478,058.32	0.00	0.00	2,324.00	0.00	0.00
		12/11/20	0.00	0.00	2,475,734.32	0.00	0.00	9,728.00	0.00	0.00
		09/14/20	0.00	0.00	2,466,006.32	0.00	0.00	28,735.16	0.00	0.00
		05/12/20	0.00	0.00	2,437,271.16	0.00	0.00	20,215.00	0.00	0.00
		03/12/20	0.00	0.00	2,417,056.16	0.00	0.00	(61,036.09)	0.00	0.00
		01/10/20	0.00	0.00	2,478,092.25	0.00	0.00	2,178.50	0.00	0.00
		12/12/19	0.00	0.00	2,475,913.75	0.00	0.00	13,887.97	0.00	0.00
		10/11/19	0.00	0.00	2,462,025.78	0.00	0.00	2,485.00	0.00	0.00
		08/12/19	0.00	0.00	2,459,540.78	0.00	0.00	2,459,540.78	0.00	0.00
48	301981048	05/10/24	0.00	0.00	2,768.24	0.00	0.00	825.00	0.00	0.00	2,768.24
		11/10/23	0.00	0.00	136.00	0.00	0.00	271.55	0.00	0.00
		08/11/23	0.00	0.00	136.00	0.00	0.00	430.00	0.00	0.00
		07/12/23	0.00	0.00	136.00	0.00	0.00	136.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
48	301981048	02/27/23	0.00	0.00	0.00	0.00	0.00	1,105.69	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,547,590.70	0.00	0.00	15,547,591.06	0.00	0.00	15,547,591.06

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	276,706.01	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	175,244.19	0.00	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13,313.18	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	465,263.39	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		465,263.39

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28